Investment Strategy - Longnook Uncommon Compounder ETF	Sep. 20, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that principally invests in equity securities of companies around the world that the Fund’s sub-adviser, Longnook ETF LLC (the “Sub-Adviser”), has identified as “Misclassified Compounders” — companies with characteristics of a durable, high-quality business that are priced by the market as though they are not.
The Fund invests without limit in foreign securities across any country, including countries with developing or emerging markets, and may invest in companies of any market capitalization. The Fund may invest in equity securities that are listed and traded on U.S. or non-U.S. securities exchanges, as well as equity securities that are not listed on a securities exchange and trade in the over-the-counter (“OTC”) market. The Fund may access foreign equity exposure through multiple means: direct investments in securities listed on non-U.S. exchanges, investments in securities of foreign companies that trade in the OTC market, U.S.-listed or OTC-traded depositary receipts representing shares in a foreign company on a non-U.S. stock exchange, and ETFs that invest in foreign equity securities. The Fund may also invest in ETFs selected for their ability to represent a country or region, a particular sector (e.g., information technology companies), or for factors such as their strategy (e.g., growth or value) or other factors that help the Fund achieve the Sub-Adviser’s desired equity exposure.
Investment Process: Augmented Fundamental Research
The Sub-Adviser employs a proprietary investment process that integrates technology-assisted research tools with the portfolio manager’s judgment and discretion to identify a portfolio of Misclassified Compounders. The Sub-Adviser’s process utilizes an artificial intelligence-driven model to research and analyze securities from the Fund’s investment universe, but not to make investment selections for the Fund. Importantly, the portfolio manager reviews all model outputs, retains authority to override model conclusions when the underlying logic is determined to be circular, consensus-driven, or otherwise flawed, and makes all final investment decisions. The model analyzes particular sources of information about each company to score each company on metrics related to the five Investment Pillars described below:
1Price Matters Most. The Sub-Adviser operates under the principle that purchase price is the primary determinant of long-term returns. The Sub-Adviser utilizes a discounted value approach intersected with scenario analysis to identify and select securities trading at a significant discount to the Sub-Adviser’s estimated fair value for the company. The discounted cash flow approach estimates the present value of a company by projecting its future cash flows and discounting them to today using a required rate of return.
2Competitive Advantage. The Sub-Adviser defines competitive advantage simply: a company possesses a competitive advantage if its business model allows it to earn returns on capital that exceed its cost of capital. The sources of competitive advantage for companies in the Fund’s portfolio will vary — some are conventional sources, such as strong brand identity, network scale, intellectual property, or high customer switching costs, while other sources are more obscure, such as structural characteristics that the Sub-Adviser believes the market underappreciates or misclassifies. The Sub-Adviser seeks to identify companies whose competitive advantage is one that the Sub-Adviser believes is sustainable.
3Governance. The Sub-Adviser also looks to invest in companies that are led by management teams that are shareholder aligned and have a track record of generating strong business results and prudently allocating shareholder capital to deliver attractive returns.
4Balance Sheet Strength. The Sub-Adviser analyzes a company’s financial statements, including its income statement, balance sheet, and cash flow statement to gauge its financial health with a particular focus on debt levels, capital structure, and the quality and sustainability of cash generation. The Sub-Adviser generally favors companies with conservative balance sheets that do not rely on external financing to fund operations or growth. The Sub-Adviser favors businesses that generate sufficient cash flow to self-finance, service debt, and compound equity value without requiring shareholders to absorb the cost.
5Risk Assessment. The Sub-Adviser defines risk primarily as the potential for the permanent loss of capital. The process focuses on two primary sources of that risk: first, that a company’s fundamental business performance disappoints relative to expectations embedded in the purchase price; and second, that the competitive advantage the Sub-Adviser identified proves less durable than assessed or narrows or disappears over time. To mitigate this risk, the Fund typically avoids companies with significant balance sheet risk. The Sub-Adviser prioritizes investments in companies with conservative capital structures and management teams whose interests are strictly aligned with shareholders to protect and grow that value.
Following a manual review of the model’s analyses, the Sub-Adviser will select a portfolio of companies that the Sub-Adviser believes represent Misclassified Compounders. These companies are selected because the Sub-Adviser believes they are quality companies selling at attractive prices and offer the potential for strong risk-adjusted returns.
The Sub-Adviser believes the broader macro environment is a critical determinant of investment outcomes. Consequently, the Fund may maintain overweights in sectors or geographic regions characterized by improving supply-and-demand dynamics, superior economic backdrops, and advancing corporate governance standards. The specific sector allocations will likely change over time as the economic and market environments change. The Fund is not managed relative to a particular securities index or securities benchmark. Rather, the Sub-Adviser makes investment decisions based on the results of its research processes.
The Sub-Adviser may sell an investment if the Sub-Adviser determines that such investment no longer satisfies one or more of the Investment Pillars. The sell process may be gradual if the company’s price is approaching the Sub-Adviser’s estimate of fair value, or the Fund may more rapidly exit a position if the Sub-Adviser determines that underlying business fundamentals have or are expected by the Sub-Adviser to disappoint relative to the Sub-Adviser’s initial expectations.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.